Share-Based Compensation And Awards (Tables)	12 Months Ended
Aug. 31, 2022
Share Based Payment Arrangements [Abstract]
Stock Options Activity
The changes in options are as follows:

	2022		2021
	Number	Weighted average exercise price $	Number	Weighted average exercise price $
Outstanding, beginning of year	7,499,890	25.56	7,358,130	26.36
Granted	–	–	1,423,000	21.82
Forfeited	(76,853)	24.82	(599,260)	26.33
Exercised (1)	(627,751)	26.01	(681,980)	25.84

Outstanding, end of year	6,795,286	25.54	7,499,890	25.56

(1)	The weighted average Class B Share price for the options exercised for the year ended August 31, 2022 was $37.35 (2021 – $33.67).

Stock Option Range of Exercise Prices
The following table summarizes information about the options outstanding at August 31, 2022:

	Options outstanding			Options exerciseable
Range of prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
$20.16 to $21.86	1,382,000	8.16	21.82	267,600	21.81
$21.87 to $26.17	1,312,159	3.28	24.35	1,266,359	24.33
$26.18 to $26.32	1,393,320	5.16	26.28	1,094,070	26.27
$26.33 to $27.42	1,366,825	4.71	27.04	1,082,425	27.07
$27.43 to $30.87	1,340,982	4.44	28.23	1,237,582	28.26

Weighted-Average Assumptions	The weighted average estimated fair value at the date of the grant for common share options granted for the year ended August 31, 2022 was therefore $nil (2021 – $1.42) per option. The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model with the following weighted-average assumptions in the prior year:

	2022	2021
Dividend yield	N/A	5.43%
Risk-free interest rate	N/A	0.50%
Expected life of options	N/A	7 years
Expected volatility factor of the future expected market price of Class B Shares	N/A	20.00%